Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2013 and 2012:

	2013	2012

Land and improvements	$2,479,913	$2,479,913
Buildings	9,188,883	9,011,523
Equipment	3,977,234	3,999,020
	15,646,030	15,490,456
Less accumulated depreciation	6,480,498	6,272,580

Premises and equipment, net	$9,165,532	$9,217,876

Depreciation expense amounted to $447,326 in 2013, $474,569 in 2012 and $520,448 in 2011.